Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Net Loss Per Share Tables
Potentially dilutive securities
	As of June 30,
	2016	2015
Stock options	632,310	384,195
Restricted stock awards	212,689	294,709
Preferred stock	2,792,190	3,128,108
Common stock warrants	1,199,505	805,361
Total	4,836,694	4,612,373

	Years Ended December 31,
	2015	2014
Stock options	438,248	6,030
MabVax Series A redeemable convertible preferred stock	—	18,596
MabVax Series B redeemable convertible preferred stock	—	21,114
MabVax Series C-1 redeemable convertible preferred stock	—	55,736
Series B redeemable convertible preferred stock	—	13,905
Series A-1 preferred stock	—	100,359
Series C preferred stock	—	6,355
Series D preferred stock	2,587,717	—
Series E preferred stock	450,446	—
Unvested restricted stock	310,926	—
Warrants to purchase common stock	974,280	—
Total	4,761,617	222,095